OTHER OPERATING EXPENSE	6 Months Ended
Dec. 26, 2020
OTHER OPERATING EXPENSE
Note 25. OTHER OPERATING EXPENSE

During the three and six months ended December 26, 2020 and December 28, 2019, other operating expenses consisted of the following:

	Three Months Ended		Six Months Ended
	December 26,	December 28,	December 26,	December 28,
	2020	2019	2020	2019

Loss on Disposals of Assets	$527,944	$1,088,299	$384,577	$226,335
Restructuring and Reorganization Expense	591,488	5,284,661	1,180,410	5,636,590
Loss on Settlement of Accounts Payable	1,186,333	-	1,025,688	-
Gain on Lease Terminations	(1,279,533)	(23,815)	(17,908,817)	(217,127)
Other Income	(250,336)	(643,737)	(603,823)	(638,352)

Total Other Operating Expense (Income)	$775,896	$5,705,408	$(15,921,965)	$5,007,446